As filed with the Securities and Exchange Commission on XXXXX

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09761
The Potomac Insurance Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
1-646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: 12/31/06
Date of reporting period: 6/30/06

Item 1. Report to Stockholders
Letter to Shareholders
August 28, 2006
Dear Shareholder,
This Semi-Annual Report covers the period from January 1, 2006 through June 30, 2006 (the “Semi-Annual Period”) and relates to three portfolios of the Direxion Insurance Trust (the “Trust”): the Evolution VP All-Cap Equity Fund, the Evolution VP Managed Bond Fund (“Managed Bond”) and the Dynamic VP HY Bond Fund. During the Semi-Annual Period, the Potomac Funds became Direxion Funds and the Evolution VP Managed Equity Fund became the Evolution VP All-Cap Equity Fund (“All-Cap Fund”). These changes did not reflect a change in the operations or investment objectives of the Trust or the All-Cap Fund; they were simply name changes.
The performance of the U.S. equities indexes were all good from January through the beginning of May, though small capitalization equities led the class, with the Russell 2000 gaining over 16% by May 8th. The Dow Jones Industrial Average, the S&P 500 and the Nasdaq 100 had gained 8.92%, 6.77% and 4.4%, respectively by May 8th. The All-Cap Fund benefited from substantial exposure to small cap and emerging market equities, gaining 17% through May 8th when the Russell 2000 peaked. Unfortunately, emerging market equities declined quickly and substantially, and the U.S. equities markets followed. The All-Cap Fund struggled, losing 9% from May 8th through the end of the Semi-Annual Period while the Russell 2000 declined 7%, the S&P 500 lost 3.8% and the Nasdaq lost 8.10%. The All-Cap Fund’s strategy, which seeks to rotate into baskets of equities which are performing well at a given time, did not exit out of certain categories of equity securities quickly enough to avoid the downturn. For the Semi-Annual Period, the All-Cap Fund gained 6.19%.
The fixed income markets were less volatile than the equities markets but remained a puzzle. The Federal Reserve continued to raise short term interest rates and rates on longer-term instruments finally responded, with the yield on the 10 Year Note rising from 4.4% to 5.2% during the Semi-Annual Period. However, currently, yields on the 10 Year Note have fallen back to 4.8%, meaning the rates on overnight funds are higher than those on longer term instruments, historically a sign of a coming recession. For the Semi-Annual Period, the Managed Bond Fund declined 0.76% on a total return basis, and its return for the Semi-Annual Period was consistent with its overall lack of volatility during the Semi-Annual Period. The Managed Bond Fund was negatively impacted by rising rates and has rallied as rates have fallen. The Dynamic VP HY Bond Fund declined 1.4% as the high yield market struggled somewhat as the 10 Year Note finally responded to Fed tightening. The high yield market was also impacted by substantial issuance of debt due to leveraged buy-outs and weakening credit fundamentals as companies’ balance sheets deteriorated somewhat. Managing the Dynamic VP HY Fund has proven challenging and Rafferty Asset Management, LLC began managing the Fund directly effective July 1.
As always, we thank you for your investment in the Direxion Funds and we look forward to our continued mutual success.
Regards,
Daniel O’Neill
President
Direxion Insurance Trust
Past performance does not guarantee future results. To obtain current performance please call 1-800-851-0511. For more information on the Funds, including investment objectives, fees, risks and expenses, contact your Financial Advisor or call 1-800-851-0511.

Expense Example (Unaudited)
June 30, 2006
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. The examples in this report are intended to help you understand your ongoing costs (in dollars) of investing in each mutual fund and to compare costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 – June 30, 2006).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	(Unaudited)
	Evolution VP Managed Bond Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2006 –
	January 1, 2006	June 30, 2006	June 30, 2006*

Actual	$1,000.00	$992.40	$9.88
Hypothetical (5% return before expenses)	1,000.00	1,030.00	9.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	(Unaudited)
	Evolution VP All-Cap Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2006 –
	January 1, 2006	June 30, 2006	June 30, 2006*

Actual	$1,000.00	$1,061.90	$10.22
Hypothetical (5% return before expenses)	1,000.00	1,014.88	9.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	(Unaudited)
	Dynamic VP HY Bond Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2006 –
	January 1, 2006	June 30, 2006	June 30, 2006*

Actual	$1,000.00	$986.00	$8.62
Hypothetical (5% return before expenses)	1,000.00	1,016.12	8.75

**	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Evolution VP Managed Bond Fund
Evolution VP All-Cap Equity Fund
The percentages in these graphs are calculated based on net assets.
*     Cash equivalents and other assets less liabilities
** These securities are investment companies that primarily invest in these types of securities.

Dynamic VP HY Bond Fund
The percentages in these graphs are calculated based on net assets.
*     Cash equivalents and other assets less liabilities
** These securities are investment companies that primarily invest in these types of securities.

Evolution VP Managed Bond Fund
Schedule of Investments
June 30, 2006 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 53.1%
597	Alliance World Dollar Government Fund II	$7,170
384	Blackrock Global FLG Inc Trust	7,280
452	Evergreen Managed Income Fund	7,318
323	Hancock John Preferred Income Fund	7,264
325	Hancock John Preferred Income Fund II	7,199
1,892	iShares GS $ InvesTop Corporate Bond Fund	195,765
9,944	iShares Lehman Aggregate Bond Fund	968,943
9,789	iShares Lehman Treasury Inflation Protected Securities Fund	974,691
14,082	iShares Lehman 1-3 Year Treasury Bond Fund	1,121,631
11,449	iShares Lehman 7-10 Year Treasury Bond Fund	920,271
6,692	iShares Lehman 20+ Year Treasury Bond Fund	564,671
884	MFS Charter Income Trust	7,258
808	Morgan Stanley Emerging Markets Debt	7,377
846	Morgan Stanley Government Income Trust	7,233
485	Morgan Stanley Income SECS	7,154
485	Neuberger Berman Income Opportunity Fund	7,348
591	Nuveen Preferred and Convertible Income Fund 2	7,257
438	Salomon Brothers Emerging Markets Debt Fund, Inc.	7,258
553	Salomon Brothers Emerging Markets Floating Rate Fund	6,929
572	Salomon Brothers Global High Income Fund	7,196
459	Salomon Brothers Inflation Management Fund	7,275
424	Salomon Brothers Variable Rate Strategic Fund	7,212
443	Van Kampen Bond Fund	7,265
648	Western Asset/ Claymore US Treasury Inflation Protected Securities Fund	7,219
642	Western Asset/ Claymore US Treasury Inflation Protected Securities Fund 2	7,210
781	40/86 Strategic Income Fund	7,060

	TOTAL INVESTMENT COMPANIES (Cost $4,890,306)	$4,890,454

Face
Amount

SHORT TERM INVESTMENTS - 42.6%
U.S. GOVERNMENT AGENCY OBLIGATION - 32.6%
$3,000,000	Federal Home Loan Bank Discount Note, 4.80%, 07/03/2006 (Cost $2,999,242)	$2,999,242

Shares

MONEY MARKET FUND - 10.0%
918,489	Federated Prime Obligations Fund - Class I (Cost $918,489)	$918,489

	TOTAL SHORT TERM INVESTMENTS (Cost $3,917,731)	$3,917,731

	TOTAL INVESTMENTS - 95.7% (Cost $8,808,037)	$8,808,185
	Other Assets in Excess of Liabilities - 4.3%	392,160

	TOTAL NET ASSETS - 100.0%	$9,200,345

Percentages are calculated as a percent of net assets.
See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments
June 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS - 67.7%
Aerospace & Defense - 0.1%
361	Ceradyne, Inc.*	$17,866

Air Freight & Logistics - 0.1%
206	C.H. Robinson Worldwide, Inc.	10,980

Airlines - 0.4%
865	AirTran Holdings, Inc.*	12,854
1,341	Gol-Linhas Aereas Inteligentes SA ADR	47,605

		60,459

Auto Components - 1.1%
13,631	Standard Motor Products, Inc.	113,683
5,228	Superior Industries International, Inc.	95,620

		209,303

Automobiles - 1.9%
8,097	Ford Motor Co.	56,112
3,377	General Motors Corp.	100,601
1,015	Harley-Davidson, Inc.	55,713
3,523	Tata Motors Ltd. ADR*	60,772
845	Toyota Motor Corp. ADR	88,379

		361,577

Beverages - 0.7%
315	Coca-Cola Femsa SA de CV ADR	9,299
293	Companhia de Bebidas das Americas (AmBev) ADR	12,086
162	Diageo PLC ADR	10,943
717	Fomento Economico Mexicano SA de CV ADR	60,027
172	Hansen Natural Corp.*	32,744

		125,099

Biotechnology - 0.2%
692	PDL Biopharma, Inc.*	12,740
402	Vertex Pharmaceuticals, Inc.*	14,757

		27,497

Capital Markets - 0.3%
538	Deutsche Bank AG ADR	60,525

Chemicals - 2.8%
170	Air Products & Chemicals, Inc.	10,866
764	Ashland, Inc.	50,959
1,131	EI Du Pont de Nemours & Co.	47,050
16,253	Landec Corp.*	150,340
2,119	Lyondell Chemical Co.	48,017
715	PPG Industries, Inc.	47,190
220	Rohm & Haas Co.	11,026
776	Sigma-Aldrich Corp.	56,369
2,412	The Dow Chemical Co.	94,140

		515,957

Commercial Banks - 4.5%
292	ABN AMRO Holding NV ADR	7,989
1,572	Banco Bradesco SA ADR	48,873
964	Bank of America Corp.	46,368
2,120	Banco Itau Holding Financeira SA ADR	61,819
1,240	BB&T Corp.	51,572
171	Central Pacific Financial Corp.	6,618
101	City National Corp.	6,574
207	Comerica, Inc.	10,762
1,402	Fifth Third Bancorp	51,804
411	Glacier Bancorp, Inc.	12,030
1,457	KeyCorp	51,986
99	Kookmin Bank ADR*	8,223
93	M&T Bank Corp.	10,966
240	Marshall & Ilsley Corp.	10,978
185	Mercantile Bankshares Corp.*	6,599
2,846	Mitsubishi UFJ Financial Group, Inc. ADR	39,702
1,272	National City Corp.	46,034
663	PNC Financial Services Group	46,523
1,550	Regions Financial Corp.	51,336
677	SunTrust Banks, Inc.	51,628
414	Synovus Financial Corp.	11,087
734	Uniao de Bancos Brasileiros SA ADR	48,731
1,670	US Bancorp	51,569
865	Wachovia Corp.	46,779
768	Wells Fargo & Co.	51,517

		838,067

Commercial Services & Supplies - 2.1%
5,944	ICT Group, Inc.*	145,806
1,235	Pitney Bowes, Inc.	51,006
See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS - 67.7% (Continued)
Commercial Services & Supplies - 2.1% (Continued)
1,515	RR Donnelley & Sons Co.	$48,404
12,037	TeleTech Holdings, Inc.*	152,388

		397,604

Communications Equipment - 2.1%
896	Alcatel SA ADR*	11,299
7,564	Audiovox Corp.*	103,324
385	Comtech Telecommunications Corp.*	11,269
522	Corning, Inc.*	12,627
567	Motorola, Inc.	11,425
2,410	Nokia OYJ ADR	48,827
512	Plantronics, Inc.	11,371
1,341	Powerwave Technologies, Inc.*	12,230
261	QUALCOMM, Inc.	10,458
1,451	Telefonaktiebolaget LM Ericsson ADR	47,941
922	Tellabs, Inc.*	12,272
12,757	UTstarcom, Inc.*	99,377

		392,420

Computers & Peripherals - 0.5%
1,486	EMC Corp.*	16,302
573	Komag, Inc.*	26,461
1,014	Neoware Systems, Inc.*	12,462
492	SanDisk Corp.*	25,082
547	Synaptics, Inc.*	11,706

		92,013

Construction Materials - 0.0%
133	Cemex S.A. de C.V. ADR*	7,577

Containers & Packaging - 0.3%
205	Aptargroup, Inc.	10,170
2,615	Myers Industries, Inc.	44,952

		55,122

Distributors - 0.3%
1,125	Genuine Parts Co.	46,867

Electric Utilities - 0.7%
1,140	Companhia Energetica de Minas Gerais ADR	48,575
149	Consolidated Edison, Inc.	6,622
439	Hawaiian Electric Industries	12,253
391	Korea Electric Power Corp. ADR	7,413
309	Puget Energy, Inc.	6,637
902	WPS Resources Corp.	44,739

		126,239

Electrical Equipment - 1.3%
4,058	ABB Ltd. ADR	52,592
143,188	Emrise Corp.*	147,484
240	Rockwell Automation, Inc.	17,282
1,074	Vicor Corp.	17,796

		235,154

Electronic Equipment & Instruments - 1.4%
218	Amphenol Corp. - Class A	12,199
19,493	Bell Microproducts, Inc.*	105,652
895	Brightpoint, Inc.*	12,109
491	Flir Systems, Inc.*	10,832
357	Plexus Corp.*	12,213
21,188	Sanmina-SCI Corporation*	97,465

		250,470

Energy Equipment & Services - 1.0%
492	Helix Energy Solutions Group, Inc.*	19,857
299	Helmerich & Payne, Inc.	18,018
516	Nabors Industries Ltd. ADR*	17,436
346	NS Group, Inc.*	19,058
619	Patterson-UTI Energy, Inc.	17,524
1,752	Tenaris SA ADR	70,938
309	Unit Corp.*	17,579
128	Veritas DGC, Inc.*	6,602

		187,012

Financial Services - 1.0%
236	AmeriCredit Corp.*	6,589
1,064	Citigroup, Inc.	51,328
1,013	ING Groep NV ADR	39,831
1,139	JPMorgan Chase & Co.	47,838
1,522	Leucadia National Corp.	44,427

		190,013

See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS - 67.7% (Continued)
Food & Staples Retailing - 0.2%
2,036	Nash Finch Co.*	$43,346

Food Products - 3.4%
13,830	American Italian Pasta Co.*	118,385
2,344	ConAgra Foods, Inc.	51,826
456	Groupe Danone ADR	12,161
1,252	H.J. Heinz Co.	51,607
53,504	Inventure Group, Inc.*	154,091
991	The J.M. Smucker Co.	44,298
25,877	Monterey Gourmet Foods, Inc.*	152,416
2,070	Perdigao SA Comercio E Industry ADR	39,744

		624,528

Gas Utilities - 0.8%
181	Northwest Natural Gas Co.	6,703
3,607	Southern Union Co.	97,605
1,539	WGL Holdings, Inc.	44,554

		148,862

Health Care Equipment & Supplies - 1.3%
371	Biosite, Inc.*	16,940
255	Hologic, Inc.*	12,587
406	Kensey Nash Corp.*	11,977
24,864	Osteotech, Inc.*	100,451
29,535	Theragenics Corp.*	100,714

		242,669

Health Care Providers & Services - 0.7%
333	Coventry Health Care, Inc.*	18,295
34,199	Hooper Holmes, Inc.	104,307

		122,602

Hotels Restaurants & Leisure - 0.4%
1,127	Ctrip.com International Ltd. ADR	57,533
524	McDonald’s Corp.	17,607

		75,140

Household Durables - 3.6%
7,443	D.R. Horton, Inc.	177,292
565	Hovnanian Enterprises, Inc.*	16,995
261	Koninklijke Philips Electronics NV ADR	8,128
445	Leggett & Platt, Inc.	11,116
3,360	Lennar Corp.	149,083
13,924	Libbey, Inc.	102,342
210	MDC Holdings, Inc.	10,905
361	Meritage Homes Corp.*	17,057
2,000	Newell Rubbermaid, Inc.	51,660
126	NVR, Inc.*	61,898
1,030	Ryland Group, Inc.	44,877
656	Toll Brothers, Inc.*	16,774

		668,127

Household Products - 0.3%
758	Kimberly-Clark Corp.	46,769

Industrial Conglomerates - 0.2%
457	Siemens AG ADR	39,677

Information Retrieval Services - 0.5%
3,402	Rediff Com India Ltd ADR*	50,349
2,051	The9 Ltd. ADR*	47,563

		97,912

Insurance - 2.7%
2,520	Allianz AG ADR	39,816
216	AMBAC Financial Group, Inc.	17,518
1,345	Cincinnati Financial Corp.	63,228
190	Genworth Financial, Inc.	6,620
771	MBIA, Inc.	45,142
198	Mercury General Corp.	11,161
2,115	Old Republic International Corp.	45,197
5,433	Platinum Underwriters Holdings Ltd. ADR	152,015
138	RLI Corp.*	6,649
148	The St. Paul Travelers Companies Inc.	6,598
5,726	UnumProvident Corp.	103,812
167	Zenith National Insurance Corp.	6,625

		504,381

Internet Software & Services - 1.1%
525	Infospace, Inc.*	11,902
442	j2 Global Communications, Inc.*	13,799
24,738	Miva, Inc.*	100,189
2,602	NetEase.com, Inc. ADR*	58,103
See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS - 67.7% (Continued)
Internet Software & Services - 1.1% (Continued)
539	Websense, Inc.*	$11,071
384	Yahoo!, Inc.*	12,672

		207,736

Investment Advice - 0.1%
668	Amvescap PLC ADR	12,351

IT Services - 0.2%
777	eFunds Corp.*	17,133
348	Satyam Computer Services Ltd. ADR	11,533

		28,666

Leisure Equipment & Products - 1.1%
1,361	Brunswick Corp.	45,253
9,613	Nautilus Group, Inc.	151,020
240	Polaris Industries, Inc.	10,392

		206,665

Machinery - 3.0%
4,794	Briggs & Stratton Corp.	149,141
231	Caterpillar, Inc.	17,205
374	Cummins, Inc.	45,721
228	Eaton Corp.	17,191
228	Illinois Tool Works, Inc.	10,830
155	Ingersoll-Rand Co.	6,631
615	JLG Industries, Inc.	13,838
631	Joy Global, Inc.	32,869
84	Reliance Steel & Aluminum Co.	6,968
5,129	Tecumseh Products Co.*	98,477
1,331	Watts Water Technologies, Inc. - Class A	44,655
29,143	Wolverine Tube, Inc.*	106,955

		550,481

Manufacturing - 0.1%
121	Nucor Corp.	6,564
85	Parker Hannifin Corp.	6,596
195	The Procter & Gamble Co.	10,842

		24,002

Media - 0.4%
184	Focus Media Holding Ltd ADR*	11,990
425	Harte-Hanks, Inc.	10,897
1,225	Media General, Inc. - Class A	51,315
129	WPP Group PLC ADR	7,777

		81,979

Metals & Mining - 4.5%
438	Anglo American PLC ADR	8,953
1,144	BHP Billiton Ltd. ADR	49,272
164	Carpenter Technology Corp.	18,942
1,619	Companhia Siderurgica Nacional SA ADR	52,132
2,057	Companhia Vale do Rio Doce ADR	49,450
1,167	Freeport-McMoRan Copper & Gold, Inc. - Class B	64,663
877	Gerdau SA ADR	13,069
2,139	Gold Fields Ltd. ADR	48,983
549	Phelps Dodge Corp.	45,106
790	POSCO ADR*	52,851
4,728	Quanex Corp.	203,635
42	Rio Tinto PLC ADR	8,808
318	RTI International Metals, Inc.*	17,757
105	Steel Dynamics, Inc.	6,903
2,313	Steel Technologies, Inc.	44,965
2,162	United States Steel Corp.	151,599

		837,088

Multiline Retail - 0.8%
4,455	Dillard’s Inc. - Class A	141,892
773	Dollar General Corp.	10,806

		152,698

Multi-Utilities & Unregulated Power - 1.6%
17,916	Dynegy, Inc. - Class A*	98,001
181	MDU Resources Group, Inc.	6,626
1,309	Oneok, Inc.	44,558
173	SCANA Corp.	6,202
975	Sempra Energy	44,343
1,174	Suez SA ADR	49,015
1,883	Vectren Corp.	51,312

		300,057

Oil & Gas - 3.2%
791	Chevron Corp.	49,089
649	EOG Resources, Inc.	45,002
5,374	Frontier Oil Corp.	173,256
958	Noble Energy, Inc.	44,892
See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS - 67.7% (Continued)
Oil & Gas - 3.2% (Continued)
437	Occidental Petroleum Corp.	$44,814
761	Overseas Shipholding Group	45,013
645	PetroChina Company Ltd. ADR	69,641
549	Petroleo Brasileiro SA ADR	49,031
978	Pogo Producing Co.	45,086
1,047	Swift Energy Co.*	44,948

		610,772

Paper & Forest Products - 1.2%
2,168	Aracruz Celulose SA ADR	113,646
16,299	Pope & Talbot, Inc.	101,543

		215,189

Pharmaceuticals - 2.0%
421	Allergan, Inc.	45,157
935	Barr Pharmaceuticals, Inc.*	44,590
1,797	Bristol-Myers Squibb Co.	46,470
534	Elan Corp PLC ADR*	8,918
290	Johnson & Johnson	17,377
1,323	Merck & Co., Inc.	48,197
2,220	Pfizer, Inc.	52,103
1,079	Shire Pharmaceuticals PLC ADR	47,724
1,675	Teva Pharmaceutical Industries Ltd. ADR	52,913

		363,449

Real Estate Investment Trusts - 0.2%
888	AMB Property Corp.	44,888

Retail - Apparel - 0.2%
1,823	Foot Locker, Inc.	44,645

Road & Rail - 2.2%
567	Burlington Northern Santa Fe Corp.	44,935
6,667	Celadon Group, Inc.*	146,941
267	JB Hunt Transport Services, Inc.	6,651
5,423	PAM Transportation Services*	156,670
2,192	Werner Enterprises, Inc.	44,432

		399,629

Semiconductor & Semiconductor Equipment - 1.6%
499	Advanced Micro Devices, Inc.*	12,186
650	Altera Corp.*	11,407
409	Broadcom Corp.*	12,290
279	KLA-Tencor Corp.	11,598
258	Lam Research Corp.*	12,028
731	Linear Technology Corp.	24,481
370	Maxim Integrated Products, Inc.	11,881
714	MEMC Electronic Materials, Inc.*	26,775
1,661	Micrel, Inc.*	16,627
700	National Semiconductor Corp.	16,695
465	Supertex, Inc.*	18,572
1	Taiwan Semiconductor Manufacturing Co. Ltd. ADR*	7
1,004	Texas Instruments, Inc.	30,411
6,247	Vishay Intertechnology, Inc.*	98,265

		303,223

Software - 1.0%
320	Autodesk, Inc.*	11,027
471	Fair Isaac Corp.	17,102
754	Intuit, Inc.*	45,534
464	Kronos, Inc.*	16,801
809	Quality Systems, Inc.	29,787
1,122	SAP AG ADR	58,928
1,431	Secure Computing Corp.*	12,307

		191,486

Specialty Retail - 2.6%
496	Dress Barn, Inc.*	12,574
3,766	Finish Line	44,552
3,374	Guitar Center, Inc.*	150,042
32,878	Hancock Fabrics Inc.	109,812
304	The Home Depot, Inc.*	10,880
6,603	Jo-Ann Stores, Inc.*	96,734
182	Lowe’s COS. Inc.	11,042
140	The Sherwin-Williams Co.	6,647
1,365	Tiffany & Co.	45,072

		487,355

Telecommunication Services - 1.0%
1,852	AT&T, Inc.	51,652
1,153	Philippine Long Distance Telephone ADR	39,802
3,413	Telecom Argentina S A ADR*	39,591
See notes to the financial statements.

Evolution VP All-Cap Equity Fund
Schedule of Investments (continued)
June 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS - 67.7% (Continued)
Telecommunication Services - 1.0% (Continued)
439	Telefonos de Mexico SA de CV ADR	$9,144
1,401	Verizon Communications, Inc.	46,920

		187,109

Textiles, Apparel & Luxury Goods - 0.0%
81	Nike, Inc. - Class B	6,561

Thrifts & Mortgage Finance - 0.7%
353	Fannie Mae	16,979
1,258	First Niagara Financial Group, Inc.*	17,637
291	Harbor Florida Bancshares, Inc.	10,808
731	Radian Group, Inc.	45,161
1,025	Washington Mutual, Inc.	46,720

		137,305

Tobacco - 0.9%
23,621	Alliance One Intl, Inc.	104,878
640	Altria Group, Inc.	46,995
57	Reynolds American, Inc.	6,572

		158,445

Water Utilities - 0.3%
2,246	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	52,893

Wireless Telecommunication Services - 0.7%
1,421	America Movil SA de CV ADR, Series L	47,263
517	SK Telecom Co. Ltd. ADR	12,108
2,589	Tim Participacoes SA ADR	71,327

		130,698

	TOTAL COMMON STOCKS (Cost $12,061,210)	$12,557,204

INVESTMENT COMPANIES - 14.6%
9,959	iShares MSCI Emerging Markets Index Fund	$935,150
12,519	iShares S&P Europe 350 Index Fund	1,143,235
4,671	iShares S&P Latin American 40 Index Fund	638,619

	TOTAL INVESTMENT COMPANIES (Cost $2,614,541)	$2,717,004

Face
Amount

SHORT-TERM INVESTMENTS - 41.9%
U.S. GOVERNMENT AGENCY OBLIGATION - 21.6%
$4,000,000	Federal Home Loan Bank Discount Note, 4.80%, 07/03/2006 (Cost $3,998,989)	$3,998,989

Shares

MONEY MARKET FUND - 20.3%
3,773,469	Federated Prime Obligations Fund - Class I	$3,773,469

	TOTAL MONEY MARKET FUND (Cost $3,773,469)	$3,773,469

	TOTAL SHORT TERM INVESTMENTS (Cost $7,772,458)	$7,772,458

	TOTAL INVESTMENTS - 124.2% (Cost $22,448,210)	$23,046,666
	Liabilities in Excess of Other Assets - (24.2)%	(4,494,828)

	TOTAL NET ASSETS - 100.0%	$18,551,838

Percentages are calculated as a percent of net assets.
ADR American Depository Receipt

*	Non-income producing security.
See notes to the financial statements.

Dynamic VP HY Bond Fund
Schedule of Investments
June 30, 2006 (Unaudited)

Face
Amount		Value

CORPORATE BOND - 86.4%
Grantor Trust - 40.7%
$4,000,000	Dow Jones CDX High Yield Note, 2006-T1, 8.625%, 06/29/2011 (Cost $3,962,500; Acquired 06/01/2006) (1)	$3,932,520
4,500,000	TRAINS High Yield Note, 2006-T1, 7.548%, 05/01/2016 (Cost $4,426,875; Acquired 06/30/2006) (1)(2)	4,417,520

	TOTAL CORPORATE BOND (Cost $8,389,375)	$8,350,040

MONEY MARKET FUND - 48.2%
4,656,782	Federated Prime Obligations Fund - Class I (Cost $4,656,782)	$4,656,782

	TOTAL MONEY MARKET FUND (Cost $4,656,782)	$4,656,782

	TOTAL INVESTMENTS - 134.6% (Cost $13,046,157)	$13,006,822
	Liabilities in Excess of Other Assets - (34.6)%	(3,341,067)

	TOTAL NET ASSETS - 100.0%	$9,665,755

Percentages are calculated as a percent of net assets.

(1)	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. sale to another QIB), or the security must be registered for public sale. At June 30, 2006, the market value of 144A securities was $8,350,000 or 86.4% of net assets.

(2)	Variable Rate Security
See notes to the financial statements.

Statement of Assets and Liabilities (Unaudited)
June 30, 2006

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

Assets:
Investments, at market value (Note 2)	$8,808,185	$23,046,666	$13,006,822
Cash	7,874	—	—
Receivable for Investments Sold	—	277,872	—
Receivable for Fund Shares Sold	—	—	1,153,936
Receivable from Investment Advisor	3,362	1,832	2,534
Deposit at Broker	402,265	—	—
Dividends and interest receivable	6,900	57,671	33,065
Other assets	1,384	1,919	3,970

Total Assets	9,229,970	23,385,960	14,200,327

Liabilities:
Payable for Investments Purchased	—	4,780,112	4,426,875
Payable for Fund Shares Redeemed	351	705	123
Payable to Custodian	—	1,970	23,915
Accrued expenses and other liabilities	29,274	51,335	83,659

Total Liabilities	29,625	4,834,122	4,534,572

Net Assets	$9,200,345	$18,551,838	$9,665,755

Net Assets Consist Of:
Capital stock	$9,355,981	$17,587,255	$10,318,092
Accumulated undistributed net investment income (loss)	91,373	33,676	1,040,517
Accumulated undistributed net realized gain (loss) on investments	(247,157)	332,451	(1,653,519)
Net unrealized appreciation (depreciation) on investments	148	598,456	(39,335)

Total Net Assets	$9,200,345	$18,551,838	$9,665,755

Calculation of Net Asset Value Per Share:
Net assets	$9,200,345	$18,551,838	$9,665,755
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	472,746	755,685	488,984
Net Asset Value, Redemption Price and Offering Price Per Share	$19.46	$24.55	$19.77

Cost of Investments	$8,808,037	$22,448,210	$13,046,157

See notes to the financial statements.

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2006

	Evolution VP Managed	Evolution VP All-Cap
	Bond Fund	Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $0 and $8,552)	$63,719	$114,689
Interest income	62,899	52,110

Total investment income	126,618	166,799

Expenses:
Investment advisory fees	32,974	68,718
Distribution expenses	8,243	17,179
Administration fees	5,464	7,614
Shareholder servicing fees	6,595	13,743
Fund accounting fees	5,210	7,604
Custody fees	1,753	4,603
Professional fees	10,581	11,513
Reports to shareholders	3,773	5,938
Registration fees	934	1,621
Directors’ fees and expenses	354	504
Other	761	4,435

Total expenses before reimbursement	76,642	143,472

Less: Reimbursement of expenses by Advisor	(10,694)	(6,036)

Total expenses	65,948	137,436

Net investment income (loss)	60,670	29,363

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(150,616)	181,013
Short positions	—	995
Swaps	80,968	—

	(69,648)	182,008

Change in unrealized appreciation (depreciation) on:
Investments	(20,112)	167,633

Net realized and unrealized gain (loss) on investments	(89,760)	349,641

Net increase (decrease) in net assets resulting from operations	$(29,090)	$379,004

See notes to the financial statements.

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2006

Dynamic VP HY
Bond Fund

Investment income:
Interest income	$977,458

Total investment income	977,458

Expenses:
Investment advisory fees	103,028
Distribution expenses	34,343
Administration fees	7,863
Shareholder servicing fees	48,080
Fund accounting fees	6,611
Custody fees	9,523
Professional fees	13,168
Reports to shareholders	8,627
Registration fees	2,132
Directors’ fees and expenses	635
Other	10,071

Total expenses before reimbursement	244,081
Less: Reimbursement of expenses by Advisor	(3,681)

Total expenses	240,400

Net investment income (loss)	737,058

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(838,325)

(838,325)

Change in unrealized appreciation (depreciation) on:
Investments	(282,705)

Net realized and unrealized gain (loss) on investments	(1,121,030)

Net increase (decrease) in net assets resulting from operations	$(383,972)

See notes to the financial statements.

Statement of Changes in Net Assets
June 30, 2006

	Evolution VP Managed		Evolution VP All-Cap
	Bond Fund		Equity Fund

	Six Months Ended			Year Ended
	June 30, 2006	Year Ended	Six Months Ended	December 31, 2005
	(Unaudited)	December 31, 2005	June 30, 2006	(Unaudited)

Operations:
Net investment income (loss)	$60,670	$75,851	$29,363	$(4,934)
Net realized gain (loss) on investments	(69,648)	(177,943)	182,008	301
Capital gain distributions from regulated investment companies	—	434	—	—
Change in unrealized appreciation (depreciation) on investments	(20,112)	13,903	167,633	55,802

Net increase (decrease) in net assets resulting from operations	(29,090)	(87,755)	379,004	51,169

Distributions to shareholders:
Net investment income	—	(52,933)
Net realized gains	—	(6,352)

Total distributions	—	(59,285)
Capital share transactions:
Share sold	5,487,887	3,759,605	11,205,769	1,233,433
Proceeds from shares issued to holders in reinvestment of dividends	—	59,285	—
Shares redeemed	(455,017)	(228,836)	(1,013,403)	(290,679)

Net increase (decrease) in net assets resulting from beneficial interest transactions	5,032,870	3,590,054	10,192,366	942,754

Total increase (decrease) in net assets	5,003,780	3,443,014	10,571,370	993,923

Net assets:
Beginning of period	4,196,565	753,551	7,980,468	50,000

End of period	$9,200,345	$4,196,565	$18,551,838	$7,980,468

Undistributed net investment income (loss), end of period	$91,373	$30,703	$33,676	$4,313

See notes to the financial statements.

Statement of Changes in Net Assets
June 30, 2006

	Dynamic VP HY
	Bond Fund

	Six Months Ended
	June 30, 2006	February 1, 2005[1]
	(Unaudited)	to December 31, 2005

Operations:
Net investment income (loss)	$737,058	$730,025
Net realized gain (loss) on investments	(838,325)	(815,194)
Change in unrealized appreciation (depreciation) on investments	(282,705)	243,370

Net increase (decrease) in net assets resulting from operations	(383,972)	158,201

Distributions to shareholders:
Net investment income	—	(426,565)

Total distributions	—	(426,565)

Capital share transactions:
Shares sold	74,380,758	111,694,991
Proceeds from shares issued to holders in reinvestment of dividends	—	426,565
Share redeemed	(99,475,406)	(76,708,817)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(25,094,648)	35,412,739

Total increase (decrease) in net assets	(25,478,620)	35,144,375

Net assets:
Beginning of period	35,144,375	—

End of period	$9,665,755	$35,144,375

Undistributed net investment income (loss), end of period	$1,040,517	$303,460

1 Commencement of operations.
See notes to the financial statements.

Financial Highlights

	Evolution VP Managed Bond Fund

	Six Months Ended
	June 30, 2006		Year Ended	July 1, 2004[1]
	(Unaudited)		December 31, 2005	to December 31, 2004

Per share data:
Net asset value, beginning of period	$19.61		$20.76	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.18		0.67 [8]	0.32
Net realized and unrealized gain (loss) on investments[6]	(0.33)		(1.54)	0.44

Total from investment operations	(0.15)		(0.87)	0.76

Less distributions:
Dividends from net investment income	—		(0.25)	—
Distributions from realized gains	—		(0.03)	—

Total distributions	—		(0.28)	—

Net asset value, end of period	$19.46		$19.61	$20.76

Total return[7]	(0.76)%	[2]	(4.19)%	3.80%	[2]
Supplemental data and ratios:
Net assets, end of period	$9,666,567		$4,196,565	$753,551
Ratio of net expenses to average net assets excluding short dividends:
Before expense waiver/reimbursement	2.32%	[3]	4.69%	23.17%	[3]
After expense waiver/reimbursement	2.00%	[3]	2.00%	2.00%	[3]
Ratio of net expenses to average net assets including short dividends:
Before expense waiver/reimbursement			4.93%
After expense waiver/reimbursement			2.24%
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense waiver/reimbursement	1.52%	[3]	0.68%	(17.98)%	[3]
After expense waiver/reimbursement	1.84%	[3]	3.37% [9]	3.19%	[3]
Portfolio turnover rate[5]	596%		978%	7%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[8]	Net investment income (loss) before dividends on short positions for the year ended December 31, 2005 was $0.72 for the Evolution VP Managed Bond Fund.

[9]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended December 31, 2005 was 3.60% for the Evolution VP Managed Bond Fund.
See notes to the financial statements.

Financial Highlights

	Evolution VP All-Cap Equity Fund

	Six Months Ended
	June 30, 2006		Year Ended		July 1, 2004[1]
	(Unaudited)		December 31, 2005		to December 31, 2004

Per share data:
Net asset value, beginning of period	$23.12		$21.06		$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.05		0.03		(0.15)
Net realized and unrealized gain (loss) on investments[6]	1.38		2.03		1.21

Total from investment operations	1.43		2.06		1.06

Less distributions:
Dividends from net investment income	—		—		—
Distributions from realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$24.55		$23.12		$21.06

Total return[7]	6.19%	[2]	9.78%		5.30%	[2]
Supplemental data and ratios:
Net assets, end of period	$18,551,838		$7,980,468		$1,043,923
Ratio of net expenses to average net assets:
Before expense waiver/reimbursement	2.09%	[3]	3.84%		20.13%	[3]
After expense waiver/reimbursement	2.00%	[3]	2.00%		2.00%	[3]
Ratio of net investment income (loss) to average net assets:
Before expense waiver/reimbursement	0.34%	[3]	(1.72%	)	(19.66%	)[3]
After expense waiver/reimbursement	0.43%	[3]	0.12%		(1.53%	)[3]
Portfolio turnover rate[5]	562%		1001%		2%
1 Commencement of operations.
2 Not annualized.
3 Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
See notes to the financial statements.

Financial Highlights

	Dynamic VP HY Bond Fund

	Six Months Ended
	to June 30, 2006		February 1, 2005[1]
	(Unaudited)		to December 31, 2005

Per share data:
Net asset value, beginning of period	$20.05		$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.55		0.90
Net realized and unrealized gain (loss) on investments[6]	(0.83)		(0.60)

Total from investment operations	(0.28)		0.30

Less distributions:
Dividends from net investment income	—		(0.25)
Total distributions	—		(0.25)

Net asset value, end of period	$19.77		$20.05

Total return[7]	(1.40%	)[2]	1.50%
Supplemental data and ratios:
Net assets, end of period	$9,665,755		$35,144,375
Ratio of net expenses to average net assets:
Before expense waiver/reimbursement	1.78%	[3]	1.94%
After expense waiver/reimbursement	1.75%	[3]	1.74%
Ratio of net investment income (loss) to average net assets:
Before expense waiver/reimbursement	5.34%	[3]	4.78%
After expense waiver/reimbursement	5.37%	[3]	4.98%
Portfolio turnover rate[5]	346%		654%
1 Commencement of operations.
2 Not annualized.
3 Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

[6]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

[7]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
See notes to the financial statements.

Direxion Insurance Trust
Notes to the Financial Statements
June 30, 2006 (Unaudited)
1. ORGANIZATION
Direxion Insurance Trust (the “Trust”) was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently in operation are the Evolution VP Managed Bond Fund, the Evolution VP All-Cap Equity Fund, and the Dynamic VP HY Bond Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Trust offers Class A shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Evolution VP Managed Bond Fund and Evolution VP All-Cap Equity Fund commenced operations on July 1, 2004. The Dynamic VP HY Bond Fund commenced operations on February 1, 2005.
The objective of the Evolution VP Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and other investment companies (fixed-income securities). The objective of the Evolution VP All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Dynamic VP HY Bond Fund is to seek the maximum total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.
   a) Investment Valuation – Equity securities, OTC securities, closed-end investment companies, options, and futures and options on futures are valued at their last sales price, or if not available, the mean of the last bid and asked price. Price information on listed stocks is obtained from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Securities for which quotations are not readily available, the Funds’ pricing service does not provide valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Managements, LLC (the “Adviser”) does not represent fair value, or the Funds or Adviser believes the market price is stale will be valued at fair value under the supervision of the Board of Trustees. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service, or, if such prices are unavailable, by a pricing matrix method.
   b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
   c) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.
   d) Concentration of Risk – Dynamic VP HY Bond Fund invests in the Dow Jones CDX High Yield Note (“CDX”) and TRAINS (Targeted Return Securities Trustsm) High Yield Notes (“TRAINS”), which represent trust of pooled investments. The TRAINS invest in a portfolio of high-yield debt securities, rated below investment grade and therefore have greater credit and liquidity risk than investment grade obligations. The high yield debt securities are generally unsecured and may be subordinated to other obligations of the issuer thereof. Upon a downgrade of an underlying securities’ rating to a specified level, the TRAINS may distribute the respective security on a pro-rata basis to the respective holders. The TRAINS may also invest in one or more interest rate swap or other swap transactions.
The CDX invests in a portfolio of credit default swap agreements and a repurchase agreement. Credit default swap agreements involve commitments to pay/receive a fixed interest rate in exchange for receipt/payment of the referenced obligation if a credit event affecting the referenced obligation occurs. The CDX is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment, therefore there is credit risk with respect to a referenced entity, the Fund’s principal amount in the CDX will be reduced by its pro-rata interest in the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring. Any recoverable amounts of the liquidation of the referenced obligation will be allocated pro rata to the holders of the CDX.
   e) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
   f) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.
Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, post-October loss deferrals, net operating losses, and securities litigation, trade reclassification and non-deductible excise taxes.
   g) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory fees and registration costs. Expenses that are not directly attributable to a Fund are generally allocated among the Funds comprising the Trust in proportion to their respective average net assets.
   h) Distributions to Shareholders – Each Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annual. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. The Funds also may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
During the periods ended June 30, 2006 and January 1, 2006, the tax character of distributions of the Funds were as follows:

	Evolution VP Managed Bond Fund		Dynamic VP HY Bond Fund

	Period Ended	Year Ended	Period Ended	Period Ended
	June 30, 2006	December 31, 2005	June 30, 2006	December 31, 2005[1]

Distributions paid from:
Ordinary Income	$—	$53,162	$—	$426,565
Long-term capital gain	—	6,123	—	—

Total distributions paid	$—	$59,285	$—	$426,565

[1]	Commenced operations on February 1, 2005.
There were no distributions from the Evolution VP All-Cap Equity Fund for the periods ended June 30, 2006 and December 31, 2005.
As of December 31, 2005, the Evolution VP Managed Bond Fund and the Dynamic VP HY Bond Fund had capital loss carryforwards of $143,203 and $756,247, respectively, which expire in 2013. These amounts may be used to offset future capital gains.
The Evolution VP Managed Bond Fund had post October losses of $4,435
As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

Cost basis of investments for federal income tax purposes	$4,059,968	$7,630,524	$36,000,940

Unrealized Appreciation	22,726	505,614	252,841
Unrealized Depreciation	(28,898)	(213,689)	(68,418)

Net unrealized appreciation/depreciation	(6,172)	273,925	184,423

Undistributed ordinary income/(loss)	30,703	362,647	303,460
Undistributed long-term gain/(loss)	—	187	—

Distributable earnings	30,703	362,824	303,460

Other Accumulated gain/(loss)	(151,077)	(51,180)	(756,247)

Total Accumulated gain/(loss)	$(125,546)	$585,579	$(268,364)

   i) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. SHARES OF BENEFICIAL INTERESTS TRANSACTIONS
The beneficial interest transactions for shares during the periods ended June 30, 2006 and December 31, 2005 for the Funds were as follows:

	Evolution VP Managed Bond Fund		Evolution VP All-Cap Equity Fund

	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2006	December 31, 2005	June 30, 2006	December 31, 2005

Shares sold	282,135	185,956	450,354	314,849
Shares issued to holders in reinvestment of dividends	—	3,022	—	—
Shares redeemed	(23,345)	(11,314)	(39,835)	(19,261)

Total net increase from shares of beneficial interest transactions	258,790	177,664	410,519	295,588

	Dynamic VP HY Bond Fund

	Period Ended	Period Ended
	June 30, 2006	December 31, 2005[1]

Shares sold	3,710,123	5,572,131
Shares issued to holders in reinvestment of dividends	—	21,339
Shares redeemed	(4,973,714)	(3,840,895)

Total net increase from shares of beneficial interest transactions	(1,263,591)	1,752,575

1 Commenced operations on February 1, 2005.
4. INVESTMENT TRANSACTIONS
During the period ended June 30, 2006, the aggregate purchases and sales of investments (excluding short-term investments) for each Funds were as follows:

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

Purchases	$23,009,495	$79,192,487	$83,815,853
Sales	21,696,216	69,634,771	105,458,867
5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Advisor has entered into sub-advisory agreements relating to the Evolution VP Managed Bond Fund and the Evolution VP All-Cap Equity Fund with Flexible Plan Investments, Ltd., and for Dynamic VP HY Bond Fund with Transamerica Investment Services, Inc., whereby the sub-advisors will direct investment activities of the Funds. The Advisor pays, out of the management fees it receives from the Funds, a fee for these sub-advised services. For the period ended June 30, 2006, the Advisor agreed to waive all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended June 30, 2006, the Advisor waived the following expenses:

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

Annual Advisory rate	1.00%	1.00%	0.75%
Annual cap on expenses	2.00%	2.00%	1.75%
Expenses paid in excess of annual cap on expenses — 2006	$10,694	$6,036	$3,681
Advisor expense waiver recovery — 2006	$—	$—	$—
Remaining expenses subject to potential recovery expiring in:

	Evolution VP Managed	Evolution VP All-Cap	Dynamic VP HY
	Bond Fund	Equity Fund	Bond Fund

2007	$53,095	$58.373	N/A
2008	60,627	66,665	$28,879
2009	10,694	6,036	3,681
Shares of the Evolution VP Managed Bond and the Evolution VP All-Cap Equity Funds are subject to an annual Rule 12b-1 fee of up to 0.25% of Fund’s average daily net assets. The shares of the Dynamic VP HY Bond Fund are subject to an annual Rule 12b-1 fee of up to 0.60% of Fund’s average daily net assets. The Rule 12b-1 fees are to pay the insurance company of the plan sponsor for its services for servicing shareholder accounts. Because the fees are paid out of each Fund’s net assets on an ongoing basis, the cost of an investment in a Fund will increase over time.
The Advisor paid directly all offering costs and organizational expenses associated with the registration and seeding of each Fund.
Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Advisor. There were no 12b-1 fees retained by the Distributor for the period ended June 30, 2006.
In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. Each Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

Direxion Insurance Trust
Investment Advisory Agreement Approvals
Provided below is a summary of certain of the factors the Board considered at the May 12, 2006 meeting in approving the continuance of the Advisory Agreement between Rafferty Asset Management, LLC (“Rafferty”) and the Direxion Insurance Trust (the “Trust”) for the Dynamic VP HY Bond Fund (“Bond Fund”) and VP HY Bear Fund (“Bear Fund”) of the Trust (each a “Fund” and collectively, the “Funds”). The Board did not identify any particular information that was most relevant to its consideration to renew the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board noted that the Bear Fund was not operational.
Nature, Extent and Quality of Services Provided. The Board reviewed the scope of the services to be provided under the Advisory Agreement and noted that Rafferty would be assuming the direct management of the Funds. The Board considered Rafferty’s representation that it has the financial resources, commitment and appropriate staffing to assume the direct management of the Funds, noting that Rafferty hired two new persons to assist in managing the Funds. The Board also considered Rafferty’s ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty’s ability to increase assets of the complex and offer additional investment options to shareholders through the creation of new funds and Rafferty’s efforts to promote the Funds and increase assets. In this regard, the Board noted Rafferty’s positioning of the Funds in the marketplace compared to their competitors. The Board also considered Rafferty’s representation that it seeks attractive brokerage rates and best execution. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.
Performance of the Fund and Fund Expenses. The Board considered the performance of the Bond Fund taking into account its expense ratios and transaction costs. The Board did not consider the performance of the Bear Fund as it has not commenced operations. The Board considered Rafferty’s representation that the Bond Fund has underperformed in comparison to a similar fund, but that Rafferty expects better performance when it assumes the direct management. In addition, the Board considered Rafferty’s representation that advisory fees are comparable to a fund with similar investment strategies and that Rafferty is committed to continue the expense limitation on the total operating expenses through the 2006 fiscal year. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the performance of the Bond Fund was satisfactory and the fees and expenses attributable to the Funds, as applicable, were reasonable.
Costs of Services Provided to the Funds and Profits Realized. The Board considered the overall fees paid to Rafferty, including any fee waivers and recoupment of fees previously waived. In addition, the Board considered (as noted above) Rafferty’s representation that advisory fees charged are comparable to those of a fund with similar investment strategies and that Rafferty is committed to continue the expense limitation on total operating expenses through the 2006 fiscal year. The Board also considered Rafferty’s representation that Rafferty does not assess profitability with respect to its services to individual funds, but that asset levels have been low and that it hopes to increase its revenues by directly managing the Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of services provided and profits realized by Rafferty under the Agreements were fair and reasonable.
Economies of Scale. The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits. The Board considered Rafferty’s representation that no material “fall-out” benefits will accrue to Rafferty because of its relationship with the Funds.
Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

Direxion Insurance Trust
Advisory and Subadvisory Agreement Approvals
Provided below is a summary of certain of the factors the Board considered at the January 16, 2006 meeting for the approval of the Investment Advisory Agreement between Rafferty Asset Management and the Direxion Insurance Trust (the “Trust”) and the Investment Subadvisory Agreement between Rafferty and Flexible Plan, Ltd. (“FPI”) for the Evolution VP All-Cap Equity Fund (“All-Cap Equity Fund”) and Evolution VP Managed Bond Fund (“Managed Bond Fund”) of the Trust (each, a “Fund” and collectively, the “Funds”). The Board did not identify any particular information that was most relevant to its consideration to approve the Investment Advisory Agreement and Investment Subadvisory Agreement (each, an “Agreement”) and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of Services Provided. The Board reviewed the scope of the services to be provided under the Agreement and noted that there would no changes in the services provided by Rafferty and FPI to the Funds. The Board considered Rafferty’s representation that it has the financial resources, commitment and appropriate staffing to provide the same scope and quality of services that it provides to other funds in the Direxion complex. The Board also considered that the primary role of FPI to create an investment program for the Funds and make asset allocations, as well as that Rafferty’s primary role is to effect the trades of the Funds and oversee the management and operations of the Funds. The Board also considered Rafferty’s ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty’s ability to increase assets of the Direxion complex and offer additional investment options to shareholders through the creation of new funds and Rafferty’s efforts to promote the Funds and increase assets. In addition, the Board considered Rafferty’s representation that it does not use soft dollar arrangements in connection with fund transactions and seeks attractive brokerage rates and best execution. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty and FPI to the Funds under the Agreement were appropriate.
Performance of the Funds and Fund Expenses. The Board considered the investment performance of the Funds compared to their benchmark indices in 2004 and 2005. With respect to the Managed Bond Fund, the Board noted that the Fund underperformed in comparison to its benchmark index since its inception in April 2004. With respect to the All-Cap Equity Fund, the Board noted that although the Fund underperformed in comparison to its benchmark index in 2004, it outperformed this index in 2005. The Board also considered the current expenses of the Funds, including the advisory fees and subadvisory fees paid to Rafferty and FPI, respectively, and noted Rafferty’s representation that Rafferty’s fees are comparable to other subadvised funds in the Direxion complex. In addition, the Board noted that Rafferty has contractually agreed to limit each Fund’s expenses for its fiscal year. Concerning subadvisory fees, the Board noted that FPI represented that it will pass any benefits of lower Fund fees to clients currently enrolled in its wrap accounts for clients wishing to invest in the Funds. The Board also considered that the subadvisory fees to be paid to FPI concerning the Funds will be based on the prior month’s aggregate total net assets of the Funds and three other Evolution funds in the Direxion complex. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the expenses of the Funds were reasonable.
Costs of Services Provided to the Funds and Profits Realized. The Board considered the fees paid to Rafferty, including any fee waivers or expense reimbursements, and FPI. In addition, the Board considered (as noted above) the representations of Rafferty and FPI that FPI will pass any benefits of lower fund fees to clients currently enrolled in its wrap accounts for clients wishing to invest in the Funds. The Board also considered Rafferty’s representation that profits derived from managing the Funds have been minimal. Based on these considerations and other considerations, the Board determined that, in the exercise of its business judgment, the costs of services provided and profits realized by Rafferty under the Agreement were fair and reasonable.

Economies of Scale. The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the Funds have not reached economies of scale requiring a reduction in fee rates or additions of breakpoints.
Other Benefits. The Board considered FPI’s representation that the Funds would permit FPI to offer additional investment options to its clients and that the Funds would benefit from their exposure to FPI’s existing client base, a wholesaler network and a vast network of financial advisers and broker-dealers with which it has relationships.
Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that each Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously approved each Agreement.

Investment Advisor

Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004
Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993
Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202
Independent Registered Public Accounting Firm

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606
Distributor

Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530
The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.
The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.
Beginning with the Funds’ first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
SEMI-ANNUAL
REPORT
June 30, 2006
33 Whitehall Street, 10th Floor
New York, NY 10004
(800) 851-0511

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
Undertake to provide a copy to any person without charge: The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-851-0511.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

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Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Incorporate by reference to previous Form N-CSR filing.

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(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) The Potomac Insurance Trust

By (Signature and Title)	/s/ D. O’Neill

Daniel D. O’Neill, President
     Date 9/3/06
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ D. O’Neill

Daniel D. O’Neill, President

Date 9/3/06

By (Signature and Title)*	/s/ Timothy P. Hagan

Timothy P. Hagan, Chief Financial Officer

Date 9/5/06

*	Print the name and title of each signing officer under his or her signature.

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